SEGMENTS - Schedule of Sales and Adjusted EBITDA by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Total revenue, net	$ 1,989,167	$ 1,970,231
Income tax expense	(10,994)	(7,358)
Interest expense	(21,712)	(11,616)
Depreciation	(24,303)	(22,533)
Amortization of intangible assets	(2,616)	(2,842)
Mark to market (losses) gains	(822)	1,138
Gain on asset sales	4,167	0
Incremental charges on biological assets and inventory related to the acquisition of Legacy Dole	0	(17,513)
Cyber-related incident	(4,750)	0
Other items	(673)	868
Income from continuing operations	34,989	28,639
Loss from discontinued operations, net of income taxes	(14,506)	(25,230)
Net income	20,483	3,409
Legacy Dole Equity Method Investment
Segment Reporting Information [Line Items]
Income tax expense	(484)	(561)
Interest expense	(1,309)	(555)
Depreciation	(1,761)	(1,594)
Amortization of intangible assets	(611)	(666)
Other items	470	(12)
Fresh Fruit
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	69,211	60,397
Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	23,406	19,277
Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	7,770	12,209
Operating Segments
Segment Reporting Information [Line Items]
Total revenue, net	2,019,761	2,004,650
Operating Segments | Fresh Fruit
Segment Reporting Information [Line Items]
Total revenue, net	798,910	749,803
Operating Segments | Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Total revenue, net	798,100	791,155
Operating Segments | Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Total revenue, net	422,751	463,692
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenue, net	$ (30,594)	$ (34,419)